STOCK OPTIONS (Details) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Outstanding at beginning	263	438
Granted
Forfeited	(38)	(175)
Outstanding at ending	225	263
Exercisable at ending	225
Weighted-average exercise price
Outstanding at beginning	$ 3,281	$ 4,710
Granted
Forfeited	12,327	6,807
Outstanding at ending	1,793	$ 3,281
Exercisable at ending	$ 1,793
Weighted-average remaining contractual term (in years)
Outstanding at ending	2 years 4 months 24 days	2 years 10 months 25 days
Exercisable at ending	2 years 4 months 24 days